FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Years Ended December 31, 2021 and 2020

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account C indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account C as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Sustainable U.S. Equity Initial Shares	Fidelity® VIP Equity-Income Initial Class
BNY Mellon VIF Growth and Income Initial Shares	Fidelity® VIP Government Money Market Initial Class
Calvert VP EAFE International Index Class I Shares	Fidelity® VIP Growth Initial Class
Calvert VP SRI Balanced	NVIT Emerging Markets Class D Shares
Calvert VP SRI Mid Cap	T. Rowe Price All-Cap Opportunities
Columbia - Small Company Growth Class 1 Shares	T. Rowe Price Equity Income Service Class
DFA VA Global Bond	T. Rowe Price International Stock
DFA VA International Small	TA BlackRock Global Real Estate Securities Initial Class
DFA VA International Value	TA BlackRock Government Money Market Initial Class
DFA VA Short-Term Fixed	TA JPMorgan Enhanced Index Initial Class
DFA VA U.S. Large Value	TA Multi-Managed Balanced Initial Class
DFA VA U.S. Targeted Value	TA Small/Mid Cap Value Initial Class
Federated Hermes Fund for U.S. Government Securities II	TA TS&W International Equity Initial Class
Federated Hermes Government Money II Service Shares	TA WMC US Growth Initial Class
Federated Hermes High Income Bond II Primary Shares	Wanger International
Federated Hermes Managed Volatility II Primary Shares	Wanger USA
Fidelity® VIP Asset Manager Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account C since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Sustainable U.S. Equity Initial Shares	1,215.280	$41,407	$70,583	$(9)	$70,574	1,399	$50.433777	$50.433777
BNY Mellon VIF Growth and Income Initial Shares	920.078	24,497	38,257	1	38,258	739	51.760236	51.760236
Calvert VP EAFE International Index Class I Shares	452.888	33,700	46,249	(3)	46,246	28,366	1.630340	1.630340
Calvert VP SRI Balanced	70,310.913	136,449	195,464	(16)	195,448	5,399	36.200022	36.200022
Calvert VP SRI Mid Cap	5,765.427	180,604	216,031	(1)	216,030	4,450	48.541840	48.541840
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-	77.322094	77.322094
DFA VA Global Bond	11,775.518	125,349	122,936	-	122,936	5,653	21.745624	21.745624
DFA VA International Small	452.262	5,185	6,178	(25)	6,153	117	52.677445	52.677445
DFA VA International Value	4,893.372	50,857	65,327	(1)	65,326	1,732	37.709738	37.709738
DFA VA Short-Term Fixed	3,497.389	35,768	35,603	2	35,605	2,332	15.268589	15.268589
DFA VA U.S. Large Value	1,392.366	37,653	46,115	3	46,118	675	68.311649	68.311649
DFA VA U.S. Targeted Value	15,373.787	258,996	362,360	-	362,360	3,377	107.288714	107.288714
Federated Hermes Fund for U.S. Government Securities II	19,966.731	221,185	213,844	(8)	213,836	9,523	22.454276	22.454276
Federated Hermes Government Money II Service Shares	19,129.520	19,130	19,130	6	19,136	1,445	13.243603	13.243603
Federated Hermes High Income Bond II Primary Shares	13,848.885	88,704	88,494	(11)	88,483	2,353	37.602119	37.602119
Federated Hermes Managed Volatility II Primary Shares	1,921.524	19,794	24,788	(13)	24,775	748	33.133491	33.133491
Fidelity® VIP Asset Manager Initial Class	753.189	11,594	13,806	(4)	13,802	411	33.553535	33.553535
Fidelity® VIP Equity-Income Initial Class	770.661	17,377	20,153	(2)	20,151	431	46.803358	46.803358
Fidelity® VIP Government Money Market Initial Class	30,862.360	30,862	30,862	4	30,866	2,638	11.702573	11.702573
Fidelity® VIP Growth Initial Class	315.879	20,417	32,355	16	32,371	383	84.498297	84.498297
NVIT Emerging Markets Class D Shares	591.636	6,041	7,981	-	7,981	564	14.146513	14.146513
T. Rowe Price All-Cap Opportunities	851.350	25,015	32,930	(1)	32,929	390	84.508836	84.508836
T. Rowe Price Equity Income Service Class	1,183.222	28,113	35,579	-	35,579	708	50.272258	50.272258
T. Rowe Price International Stock	2,024.741	29,190	32,416	11	32,427	1,392	23.293132	23.293132
TA BlackRock Global Real Estate Securities Initial Class	3,275.086	33,607	43,133	-	43,133	699	61.733337	61.733337
TA BlackRock Government Money Market Initial Class	1,924.800	1,925	1,925	(3)	1,922	2,072	0.927531	0.927531
TA JPMorgan Enhanced Index Initial Class	5,881.507	125,091	162,741	(5)	162,736	2,694	60.397045	60.397045
TA Multi-Managed Balanced Initial Class	9,933.761	138,013	185,563	(2)	185,561	58,294	3.183212	3.183212
TA Small/Mid Cap Value Initial Class	2,647.671	53,765	64,683	(1)	64,682	553	117.051927	117.051927
TA TS&W International Equity Initial Class	1,963.882	25,483	31,501	7	31,508	1,306	24.119991	24.119991
TA WMC US Growth Initial Class	618.556	20,232	28,120	(1)	28,119	595	47.227823	47.227823
Wanger International	7,002.393	206,472	228,418	(1)	228,417	2,442	93.552983	93.552983
Wanger USA	2,872.217	67,789	73,931	3	73,934	641	115.328660	115.328660

See accompanying notes

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon VIF Growth and Income Initial Shares	Calvert VP EAFE International Index Class I Shares	Calvert VP SRI Balanced	Calvert VP SRI Mid Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$46,035	$25,138	$39,802	$151,499	$172,075

Investment Income:
Reinvested Dividends	513	197	1,238	2,370	728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	666	353	507	2,143	2,265

Net Investment Income (Loss)	(153)	(156)	731	227	(1,537)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	556	1,819	-	4,890	12,210
Realized Gain (Loss) on Investments	152	94	65	515	33

Net Realized Capital Gains (Losses) on Investments	708	1,913	65	5,405	12,243
Net Change in Unrealized Appreciation (Depreciation)	9,772	4,001	1,704	15,077	7,701

Net Gain (Loss) on Investment	10,480	5,914	1,769	20,482	19,944

Net Increase (Decrease) in Net Assets Resulting from Operations	10,327	5,758	2,500	20,709	18,407

Increase (Decrease) in Net Assets from Contract Transactions	(7)	(9)	(4)	(29)	(24)

Total Increase (Decrease) in Net Assets	10,320	5,749	2,496	20,680	18,383

Net Assets as of December 31, 2020:	$56,355	$30,887	$42,298	$172,179	$190,458

Investment Income:
Reinvested Dividends	473	168	805	2,176	411
Investment Expense:
Mortality and Expense Risk and Administrative Charges	883	489	629	2,563	2,870

Net Investment Income (Loss)	(410)	(321)	176	(387)	(2,459)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,391	2,231	-	5,616	8,862
Realized Gain (Loss) on Investments	362	213	183	886	513

Net Realized Capital Gains (Losses) on Investments	1,753	2,444	183	6,502	9,375
Net Change in Unrealized Appreciation (Depreciation)	12,886	5,258	3,596	17,179	18,681

Net Gain (Loss) on Investment	14,639	7,702	3,779	23,681	28,056

Net Increase (Decrease) in Net Assets Resulting from Operations	14,229	7,381	3,955	23,294	25,597

Increase (Decrease) in Net Assets from Contract Transactions	(10)	(10)	(7)	(25)	(25)

Total Increase (Decrease) in Net Assets	14,219	7,371	3,948	23,269	25,572

Net Assets as of December 31, 2021:	$70,574	$38,258	$46,246	$195,448	$216,030

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Columbia - Small Company Growth Class 1 Shares	DFA VA Global Bond	DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$-	$206,038	$4,978	$57,064	$35,936

Investment Income:
Reinvested Dividends	-	54	99	1,201	214
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,322	29	307	234

Net Investment Income (Loss)	-	(1,268)	70	894	(20)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	87	-	-
Realized Gain (Loss) on Investments	-	(89)	10	13	2

Net Realized Capital Gains (Losses) on Investments	-	(89)	97	13	2
Net Change in Unrealized Appreciation (Depreciation)	-	3,001	266	(2,279)	-

Net Gain (Loss) on Investment	-	2,912	363	(2,266)	2

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,644	433	(1,372)	(18)

Increase (Decrease) in Net Assets from Contract Transactions	-	(6,250)	(3)	(12)	(8)

Total Increase (Decrease) in Net Assets	-	(4,606)	430	(1,384)	(26)

Net Assets as of December 31, 2020:	$-	$201,432	$5,408	$55,680	$35,910

Investment Income:
Reinvested Dividends	-	918	157	2,567	2
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,042	39	410	232

Net Investment Income (Loss)	-	(124)	118	2,157	(230)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12	423	-	-
Realized Gain (Loss) on Investments	-	(937)	21	116	-

Net Realized Capital Gains (Losses) on Investments	-	(925)	444	116	-
Net Change in Unrealized Appreciation (Depreciation)	-	(1,141)	189	7,389	(70)

Net Gain (Loss) on Investment	-	(2,066)	633	7,505	(70)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(2,190)	751	9,662	(300)

Increase (Decrease) in Net Assets from Contract Transactions	-	(76,306)	(6)	(16)	(5)

Total Increase (Decrease) in Net Assets	-	(78,496)	745	9,646	(305)

Net Assets as of December 31, 2021:	$-	$122,936	$6,153	$65,326	$35,605

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	DFA VA U.S. Large Value	DFA VA U.S. Targeted Value	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money II Service Shares	Federated Hermes High Income Bond II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$61,422	$64,499	$69,369	$19,715	$80,995

Investment Income:
Reinvested Dividends	1,168	3,972	1,704	40	4,610
Investment Expense:
Mortality and Expense Risk and Administrative Charges	333	556	600	127	513

Net Investment Income (Loss)	835	3,416	1,104	(87)	4,097

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	36	(225)	9	-	(50)

Net Realized Capital Gains (Losses) on Investments	36	(225)	9	-	(50)
Net Change in Unrealized Appreciation (Depreciation)	(2,451)	28,194	2,265	-	(75)

Net Gain (Loss) on Investment	(2,415)	27,969	2,274	-	(125)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,580)	31,385	3,378	(87)	3,972

Increase (Decrease) in Net Assets from Contract Transactions	(1,448)	171,619	146,987	(191)	(14)

Total Increase (Decrease) in Net Assets	(3,028)	203,004	150,365	(278)	3,958

Net Assets as of December 31, 2020:	$58,394	$267,503	$219,734	$19,437	$84,953

Investment Income:
Reinvested Dividends	757	4,838	4,369	-	4,200
Investment Expense:
Mortality and Expense Risk and Administrative Charges	354	2,185	1,400	126	564

Net Investment Income (Loss)	403	2,653	2,969	(126)	3,636

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	24,298	-	-	-
Realized Gain (Loss) on Investments	8,622	2,585	(16)	-	(26)

Net Realized Capital Gains (Losses) on Investments	8,622	26,883	(16)	-	(26)
Net Change in Unrealized Appreciation (Depreciation)	4,570	73,610	(8,836)	-	(67)

Net Gain (Loss) on Investment	13,192	100,493	(8,852)	-	(93)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,595	103,146	(5,883)	(126)	3,543

Increase (Decrease) in Net Assets from Contract Transactions	(25,871)	(8,289)	(15)	(175)	(13)

Total Increase (Decrease) in Net Assets	(12,276)	94,857	(5,898)	(301)	3,530

Net Assets as of December 31, 2021:	$46,118	$362,360	$213,836	$19,136	$88,483

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Federated Hermes Managed Volatility II Primary Shares	Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$21,030	$11,247	$15,557	$22,523	$18,784

Investment Income:
Reinvested Dividends	500	174	263	73	15
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128	158	199	396	299

Net Investment Income (Loss)	372	16	64	(323)	(284)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	151	648	-	1,978
Realized Gain (Loss) on Investments	22	(1)	(16)	-	152

Net Realized Capital Gains (Losses) on Investments	22	150	632	-	2,130
Net Change in Unrealized Appreciation (Depreciation)	(338)	1,327	114	-	6,017

Net Gain (Loss) on Investment	(316)	1,477	746	-	8,147

Net Increase (Decrease) in Net Assets Resulting from Operations	56	1,493	810	(323)	7,863

Increase (Decrease) in Net Assets from Contract Transactions	(23)	(4)	(3)	9,104	-

Total Increase (Decrease) in Net Assets	33	1,489	807	8,781	7,863

Net Assets as of December 31, 2020:	$21,063	$12,736	$16,364	$31,304	$26,647

Investment Income:
Reinvested Dividends	405	220	359	3	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	149	186	259	432	414

Net Investment Income (Loss)	256	34	100	(429)	(414)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	75	2,093	-	6,143
Realized Gain (Loss) on Investments	45	28	39	-	252

Net Realized Capital Gains (Losses) on Investments	45	103	2,132	-	6,395
Net Change in Unrealized Appreciation (Depreciation)	3,437	934	1,559	-	(250)

Net Gain (Loss) on Investment	3,482	1,037	3,691	-	6,145

Net Increase (Decrease) in Net Assets Resulting from Operations	3,738	1,071	3,791	(429)	5,731

Increase (Decrease) in Net Assets from Contract Transactions	(26)	(5)	(4)	(9)	(7)

Total Increase (Decrease) in Net Assets	3,712	1,066	3,787	(438)	5,724

Net Assets as of December 31, 2021:	$24,775	$13,802	$20,151	$30,866	$32,371

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	NVIT Emerging Markets Class D Shares	T. Rowe Price All-Cap Opportunities	T. Rowe Price Equity Income Service Class	T. Rowe Price International Stock	TA BlackRock Global Real Estate Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$7,749	$19,426	$28,814	$28,768	$34,736

Investment Income:
Reinvested Dividends	117	-	585	163	3,897
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46	307	345	382	202

Net Investment Income (Loss)	71	(307)	240	(219)	3,695

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,078	609	1,271	2,312
Realized Gain (Loss) on Investments	8	91	45	26	23

Net Realized Capital Gains (Losses) on Investments	8	4,169	654	1,297	2,335
Net Change in Unrealized Appreciation (Depreciation)	866	4,367	(957)	2,621	(6,364)

Net Gain (Loss) on Investment	874	8,536	(303)	3,918	(4,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	945	8,229	(63)	3,699	(334)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(6)	(8)	(7)	(4)

Total Increase (Decrease) in Net Assets	944	8,223	(71)	3,692	(338)

Net Assets as of December 31, 2020:	$8,693	$27,649	$28,743	$32,460	$34,398

Investment Income:
Reinvested Dividends	84	-	525	197	987
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57	429	463	469	255

Net Investment Income (Loss)	27	(429)	62	(272)	732

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,135	2,473	2,174	-
Realized Gain (Loss) on Investments	19	198	156	102	49

Net Realized Capital Gains (Losses) on Investments	19	6,333	2,629	2,276	49
Net Change in Unrealized Appreciation (Depreciation)	(757)	(614)	4,154	(2,029)	7,958

Net Gain (Loss) on Investment	(738)	5,719	6,783	247	8,007

Net Increase (Decrease) in Net Assets Resulting from Operations	(711)	5,290	6,845	(25)	8,739

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(10)	(9)	(8)	(4)

Total Increase (Decrease) in Net Assets	(712)	5,280	6,836	(33)	8,735

Net Assets as of December 31, 2021:	$7,981	$32,929	$35,579	$32,427	$43,133

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock Government Money Market Initial Class	TA JPMorgan Enhanced Index Initial Class	TA Multi-Managed Balanced Initial Class	TA Small/Mid Cap Value Initial Class	TA TS&W International Equity Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,971	$390,520	$141,848	$54,357	$26,425

Investment Income:
Reinvested Dividends	6	5,787	2,288	539	754
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26	2,217	938	292	154

Net Investment Income (Loss)	(20)	3,570	1,350	247	600

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	31,959	5,870	1,880	-
Realized Gain (Loss) on Investments	-	73,882	290	(1,331)	3

Net Realized Capital Gains (Losses) on Investments	-	105,841	6,160	549	3
Net Change in Unrealized Appreciation (Depreciation)	-	(55,004)	13,737	548	942

Net Gain (Loss) on Investment	-	50,837	19,897	1,097	945

Net Increase (Decrease) in Net Assets Resulting from Operations	(20)	54,407	21,247	1,344	1,545

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(319,028)	(1,698)	(2,291)	(3)

Total Increase (Decrease) in Net Assets	(22)	(264,621)	19,549	(947)	1,542

Net Assets as of December 31, 2020:	$1,949	$125,899	$161,397	$53,410	$27,967

Investment Income:
Reinvested Dividends	—	1,137	1,992	400	558
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26	937	1,123	399	198

Net Investment Income (Loss)	(26)	200	869	1	360

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	16,591	9,356	-	-
Realized Gain (Loss) on Investments	-	249	899	324	46

Net Realized Capital Gains (Losses) on Investments	-	16,840	10,255	324	46
Net Change in Unrealized Appreciation (Depreciation)	-	19,816	14,984	13,993	3,139

Net Gain (Loss) on Investment	-	36,656	25,239	14,317	3,185

Net Increase (Decrease) in Net Assets Resulting from Operations	(26)	36,856	26,108	14,318	3,545

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(19)	(1,944)	(3,046)	(4)

Total Increase (Decrease) in Net Assets	(27)	36,837	24,164	11,272	3,541

Net Assets as of December 31, 2021:	$1,922	$162,736	$185,561	$64,682	$31,508

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA WMC US Growth Initial Class	Wanger International	Wanger USA
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$19,177	$170,374	$58,783

Investment Income:
Reinvested Dividends	22	3,171	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	133	1,025	359

Net Investment Income (Loss)	(111)	2,146	(359)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,600	5,659	5,894
Realized Gain (Loss) on Investments	359	(394)	(1,467)

Net Realized Capital Gains (Losses) on Investments	1,959	5,265	4,427
Net Change in Unrealized Appreciation (Depreciation)	4,827	15,799	9,156

Net Gain (Loss) on Investment	6,786	21,064	13,583

Net Increase (Decrease) in Net Assets Resulting from Operations	6,675	23,210	13,224

Increase (Decrease) in Net Assets from Contract Transactions	(1,091)	(42)	(1,660)

Total Increase (Decrease) in Net Assets	5,584	23,168	11,564

Net Assets as of December 31, 2020:	$24,761	$193,542	$70,347

Investment Income:
Reinvested Dividends	21	1,177	570
Investment Expense:
Mortality and Expense Risk and Administrative Charges	171	1,386	486

Net Investment Income (Loss)	(150)	(209)	84

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,795	3,233	2,418
Realized Gain (Loss) on Investments	886	(64)	(452)

Net Realized Capital Gains (Losses) on Investments	4,681	3,169	1,966
Net Change in Unrealized Appreciation (Depreciation)	238	31,958	3,709

Net Gain (Loss) on Investment	4,919	35,127	5,675

Net Increase (Decrease) in Net Assets Resulting from Operations	4,769	34,918	5,759

Increase (Decrease) in Net Assets from Contract Transactions	(1,411)	(43)	(2,172)

Total Increase (Decrease) in Net Assets	3,358	34,875	3,587

Net Assets as of December 31, 2021:	$28,119	$228,417	$73,934

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

1. Organization

TFLIC Separate Account C (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s EdgeSM Variable Annuity (NY), PrismSM Variable Annuity (NY), and MarqueeSM Variable Annuity (NY).

Subaccount Investment by Mutual Fund:
Subaccount
BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares
BNY Mellon VIF Growth and Income Initial Shares
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Class I Shares
Calvert Variable Series, Inc.
Calvert VP SRI Balanced
Calvert VP SRI Mid Cap
Columbia Funds Variable Insurance Trust - Class 1 Shares
Columbia - Small Company Growth Class 1 Shares

DFA Investment Dimensions Group, Inc.
DFA VA Global Bond
DFA VA International Small
DFA VA International Value
DFA VA Short-Term Fixed
DFA VA U.S. Large Value
DFA VA U.S. Targeted Value
Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares
Federated Hermes High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class
Fidelity® VIP Equity-Income Initial Class
Fidelity® VIP Government Money Market Initial Class
Fidelity® VIP Growth Initial Class
Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares

Mutual Fund
BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares
BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid-Cap Portfolio
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio-Small Company Growth Fund
DFA Investment Dimensions Group, Inc.
DFA VA Global Bond Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Portfolio Initial Class
Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares

10

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
T. Rowe Price, Inc.	T. Rowe Price, Inc.
T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC Diversified Growth VP Initial Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
T. Rowe Price All-Cap Opportunities	T. Rowe Price New America Growth

11

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

12

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Sustainable U.S. Equity Initial Shares	$1,864	$890
BNY Mellon VIF Growth and Income Initial Shares	2,399	499
Calvert VP EAFE International Index Class I Shares	806	634
Calvert VP SRI Balanced	7,793	2,588
Calvert VP SRI Mid Cap	9,273	2,895
Columbia - Small Company Growth Class 1 Shares	-	-
DFA VA Global Bond	930	77,348
DFA VA International Small	580	42
DFA VA International Value	2,567	425
DFA VA Short-Term Fixed	2	238
DFA VA U.S. Large Value	757	26,225
DFA VA U.S. Targeted Value	29,136	10,474
Federated Hermes Fund for U.S. Government Securities II	4,369	1,415
Federated Hermes Government Money II Service Shares	125	426
Federated Hermes High Income Bond II Primary Shares	4,201	577
Federated Hermes Managed Volatility II Primary Shares	405	174
Fidelity® VIP Asset Manager Initial Class	295	190
Fidelity® VIP Equity-Income Initial Class	2,453	265
Fidelity® VIP Government Money Market Initial Class	3	441
Fidelity® VIP Growth Initial Class	6,143	423
NVIT Emerging Markets Class D Shares	84	58
T. Rowe Price All-Cap Opportunities	6,135	439
T. Rowe Price Equity Income Service Class	2,998	471
T. Rowe Price International Stock	2,371	477
TA BlackRock Global Real Estate Securities Initial Class	988	260
TA BlackRock Government Money Market Initial Class	-	26
TA JPMorgan Enhanced Index Initial Class	17,729	956
TA Multi-Managed Balanced Initial Class	12,903	4,621
TA Small/Mid Cap Value Initial Class	2,865	5,911
TA TS&W International Equity Initial Class	558	204
TA WMC US Growth Initial Class	4,982	2,749
Wanger International	4,410	1,429
Wanger USA	4,783	4,453

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	-	-	-	(1)	(1)
BNY Mellon VIF Growth and Income Initial Shares	-	-	-	-	(1)	(1)
Calvert VP EAFE International Index Class I Shares	-	(3)	(3)	-	(3)	(3)
Calvert VP SRI Balanced	-	(1)	(1)	-	(1)	(1)
Calvert VP SRI Mid Cap	-	(1)	(1)	-	(1)	(1)
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-
DFA VA Global Bond	-	(3,455)	(3,455)	-	(283)	(283)
DFA VA International Small	-	-	-	-	-	-
DFA VA International Value	-	(1)	(1)	-	-	-
DFA VA Short-Term Fixed	-	-	-	-	(1)	(1)
DFA VA U.S. Large Value	-	(404)	(404)	-	(33)	(33)
DFA VA U.S. Targeted Value	-	(83)	(83)	2,605	(7)	2,598
Federated Hermes Fund for U.S. Government Securities II	-	(1)	(1)	6,381	-	6,381
Federated Hermes Government Money II Service Shares	9	(22)	(13)	9	(23)	(14)
Federated Hermes High Income Bond II Primary Shares	-	-	-	-	(1)	(1)
Federated Hermes Managed Volatility II Primary Shares	-	(1)	(1)	-	-	-
Fidelity® VIP Asset Manager Initial Class	-	-	-	-	(1)	(1)
Fidelity® VIP Equity-Income Initial Class	-	-	-	-	-	-
Fidelity® VIP Government Money Market Initial Class	-	-	-	761	(1)	760
Fidelity® VIP Growth Initial Class	-	-	-	-	-	-
NVIT Emerging Markets Class D Shares	-	-	-	-	-	-
T. Rowe Price All-Cap Opportunities	-	-	-	-	-	-
T. Rowe Price Equity Income Service Class	-	-	-	-	-	-
T. Rowe Price International Stock	-	-	-	-	(1)	(1)
TA BlackRock Global Real Estate Securities Initial Class	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	-	(1)	(1)	-	-	-
TA JPMorgan Enhanced Index Initial Class	-	(1)	(1)	-	(7,285)	(7,285)

14

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA Multi-Managed Balanced Initial Class	518	(1,182)	(664)	523	(1,232)	(709)
TA Small/Mid Cap Value Initial Class	22	(50)	(28)	22	(52)	(30)
TA TS&W International Equity Initial Class	-	-	-	-	(1)	(1)
TA WMC US Growth Initial Class	26	(60)	(34)	26	(61)	(35)
Wanger International	-	-	-	-	(1)	(1)
Wanger USA	16	(35)	(19)	15	(36)	(21)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$(10)	$(10)	$-	$(7)	$(7)
BNY Mellon VIF Growth and Income Initial Shares	-	(10)	(10)	-	(9)	(9)
Calvert VP EAFE International Index Class I Shares	-	(7)	(7)	-	(4)	(4)
Calvert VP SRI Balanced	-	(25)	(25)	-	(29)	(29)
Calvert VP SRI Mid Cap	-	(25)	(25)	-	(24)	(24)
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-
DFA VA Global Bond	-	(76,306)	(76,306)	-	(6,250)	(6,250)
DFA VA International Small	-	(6)	(6)	-	(3)	(3)
DFA VA International Value	-	(16)	(16)	-	(12)	(12)
DFA VA Short-Term Fixed	-	(5)	(5)	-	(8)	(8)
DFA VA U.S. Large Value	-	(25,871)	(25,871)	-	(1,448)	(1,448)
DFA VA U.S. Targeted Value	-	(8,289)	(8,289)	172,000	(381)	171,619
Federated Hermes Fund for U.S. Government Securities II	-	(15)	(15)	147,000	(13)	146,987
Federated Hermes Government Money II Service Shares	124	(299)	(175)	125	(316)	(191)
Federated Hermes High Income Bond II Primary Shares	-	(13)	(13)	-	(14)	(14)
Federated Hermes Managed Volatility II Primary Shares	-	(26)	(26)	-	(23)	(23)
Fidelity® VIP Asset Manager Initial Class	-	(5)	(5)	-	(4)	(4)
Fidelity® VIP Equity-Income Initial Class	-	(4)	(4)	-	(3)	(3)
Fidelity® VIP Government Money Market Initial Class	-	(9)	(9)	9,113	(9)	9,104
Fidelity® VIP Growth Initial Class	-	(7)	(7)	-	-	-
NVIT Emerging Markets Class D Shares	-	(1)	(1)	-	(1)	(1)
T. Rowe Price All-Cap Opportunities	-	(10)	(10)	-	(6)	(6)
T. Rowe Price Equity Income Service Class	-	(9)	(9)	-	(8)	(8)
T. Rowe Price International Stock	-	(8)	(8)	-	(7)	(7)
TA BlackRock Global Real Estate Securities Initial Class	-	(4)	(4)	-	(4)	(4)
TA BlackRock Government Money Market Initial Class	-	(1)	(1)	-	(2)	(2)
TA JPMorgan Enhanced Index Initial Class	-	(19)	(19)	-	(319,028)	(319,028)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
TA Multi-Managed Balanced Initial Class	$1,556	$(3,500)	$(1,944)	$1,312	$(3,010)	$(1,698)
TA Small/Mid Cap Value Initial Class	2,467	(5,513)	(3,046)	1,692	(3,983)	(2,291)
TA TS&W International Equity Initial Class	-	(4)	(4)	-	(3)	(3)
TA WMC US Growth Initial Class	1,168	(2,579)	(1,411)	896	(1,987)	(1,091)
Wanger International	-	(43)	(43)	-	(42)	(42)
Wanger USA	1,797	(3,969)	(2,172)	1,305	(2,965)	(1,660)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2021	1,399	$50.43	to	$50.43	$ 70,574	0.74%	1.40%	to	1.40%	25.24%	to	25.24%
12/31/2020	1,399	40.27	to	40.27	56,355	1.07	1.40	to	1.40	22.43	to	22.43
12/31/2019	1,400	32.89	to	32.89	46,035	1.43	1.40	to	1.40	32.50	to	32.50
12/31/2018	1,400	24.82	to	24.82	34,747	1.74	1.40	to	1.40	(5.73)	to	(5.73)
12/31/2017	1,400	26.33	to	26.33	36,864	1.12	1.40	to	1.40	13.75	to	13.75

BNY Mellon VIF Growth and Income Initial Shares
12/31/2021	739	51.76	to	51.76	38,258	0.48	1.40	to	1.40	23.90	to	23.90
12/31/2020	739	41.78	to	41.78	30,887	0.78	1.40	to	1.40	22.91	to	22.91
12/31/2019	740	33.99	to	33.99	25,138	1.08	1.40	to	1.40	27.34	to	27.34
12/31/2018	740	26.69	to	26.69	19,748	0.81	1.40	to	1.40	(6.01)	to	(6.01)
12/31/2017	740	28.40	to	28.40	21,018	0.76	1.40	to	1.40	18.06	to	18.06

Calvert VP EAFE International Index Class I Shares
12/31/2021	28,366	1.63	to	1.63	46,246	1.78	1.40	to	1.40	9.34	to	9.34
12/31/2020	28,369	1.49	to	1.49	42,298	3.40	1.40	to	1.40	6.28	to	6.28
12/31/2019	28,372	1.40	to	1.40	39,802	2.66	1.40	to	1.40	19.59	to	19.59
12/31/2018	28,375	1.17	to	1.17	33,287	3.25	1.40	to	1.40	(14.78)	to	(14.78)
12/31/2017	28,380	1.38	to	1.38	39,064	2.58	1.40	to	1.40	23.04	to	23.04

Calvert VP SRI Balanced
12/31/2021	5,399	36.20	to	36.20	195,448	1.18	1.40	to	1.40	13.53	to	13.53
12/31/2020	5,400	31.89	to	31.89	172,179	1.54	1.40	to	1.40	13.67	to	13.67
12/31/2019	5,401	28.05	to	28.05	151,499	1.57	1.40	to	1.40	22.69	to	22.69
12/31/2018	5,402	22.86	to	22.86	123,504	1.78	1.40	to	1.40	(4.02)	to	(4.02)
12/31/2017	5,403	23.82	to	23.82	128,700	2.03	1.40	to	1.40	10.46	to	10.46

Calvert VP SRI Mid Cap
12/31/2021	4,450	48.54	to	48.54	216,030	0.20	1.40	to	1.40	13.44	to	13.44
12/31/2020	4,451	42.79	to	42.79	190,458	0.45	1.40	to	1.40	10.70	to	10.70
12/31/2019	4,452	38.66	to	38.66	172,075	0.45	1.40	to	1.40	29.55	to	29.55
12/31/2018	4,452	29.84	to	29.84	132,846	0.54	1.40	to	1.40	(5.76)	to	(5.76)
12/31/2017	4,453	31.66	to	31.66	140,983	0.70	1.40	to	1.40	10.12	to	10.12

Columbia - Small Company Growth Class 1 Shares
12/31/2021	-	77.32	to	77.32	-	-	0.65	to	0.65	(3.53)	to	(3.53)
12/31/2020	-	80.15	to	80.15	-	-	0.65	to	0.65	70.02	to	70.02
12/31/2019	-	47.14	to	47.14	-	-	0.65	to	0.65	39.79	to	39.79
12/31/2018	-	33.72	to	33.72	-	-	0.65	to	0.65	(2.39)	to	(2.39)
12/31/2017	-	34.55	to	34.55	-	-	0.65	to	0.65	28.42	to	28.42

DFA VA Global Bond
12/31/2021	5,653	21.75	to	21.75	122,936	0.57	0.65	to	0.65	(1.68)	to	(1.68)
12/31/2020	9,108	22.12	to	22.12	201,432	0.03	0.65	to	0.65	0.80	to	0.80
12/31/2019	9,391	21.94	to	21.94	206,038	2.62	0.65	to	0.65	3.51	to	3.51
12/31/2018	9,101	21.20	to	21.20	192,902	4.56	0.65	to	0.65	1.09	to	1.09
12/31/2017	9,340	20.97	to	20.97	195,841	1.51	0.65	to	0.65	1.45	to	1.45

DFA VA International Small
12/31/2021	117	52.68	to	52.68	6,153	2.61	0.65	to	0.65	13.83	to	13.83
12/31/2020	117	46.28	to	46.28	5,408	2.23	0.65	to	0.65	8.71	to	8.71
12/31/2019	117	42.57	to	42.57	4,978	2.80	0.65	to	0.65	23.10	to	23.10
12/31/2018	117	34.58	to	34.58	4,046	1.61	0.65	to	0.65	(20.29)	to	(20.29)
12/31/2017	117	43.39	to	43.39	5,079	1.86	0.65	to	0.65	29.11	to	29.11

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

DFA VA International Value
12/31/2021	1,732	$37.71	to	$37.71	$ 65,326	4.05%	0.65%	to	0.65%	17.35%	to	17.35%
12/31/2020	1,733	32.13	to	32.13	55,680	2.53	0.65	to	0.65	(2.40)	to	(2.40)
12/31/2019	1,733	32.92	to	32.92	57,064	3.58	0.65	to	0.65	15.11	to	15.11
12/31/2018	1,734	28.60	to	28.60	49,586	2.60	0.65	to	0.65	(17.62)	to	(17.62)
12/31/2017	1,734	34.72	to	34.72	60,210	2.87	0.65	to	0.65	25.00	to	25.00

DFA VA Short-Term Fixed
12/31/2021	2,332	15.27	to	15.27	35,605	0.01	0.65	to	0.65	(0.83)	to	(0.83)
12/31/2020	2,332	15.40	to	15.40	35,910	0.59	0.65	to	0.65	(0.05)	to	(0.05)
12/31/2019	2,333	15.40	to	15.40	35,936	2.28	0.65	to	0.65	1.85	to	1.85
12/31/2018	2,333	15.12	to	15.12	35,290	1.56	0.65	to	0.65	1.12	to	1.12
12/31/2017	2,334	14.96	to	14.96	34,907	1.02	0.65	to	0.65	0.18	to	0.18

DFA VA U.S. Large Value
12/31/2021	675	68.31	to	68.31	46,118	1.39	0.65	to	0.65	26.22	to	26.22
12/31/2020	1,079	54.12	to	54.12	58,394	2.28	0.65	to	0.65	(2.01)	to	(2.01)
12/31/2019	1,112	55.23	to	55.23	61,422	1.90	0.65	to	0.65	24.97	to	24.97
12/31/2018	1,396	44.20	to	44.20	61,711	2.06	0.65	to	0.65	(12.69)	to	(12.69)
12/31/2017	2,592	50.62	to	50.62	131,214	1.85	0.65	to	0.65	18.31	to	18.31

DFA VA U.S. Targeted Value
12/31/2021	3,377	107.29	to	107.29	362,360	1.43	0.65	to	0.65	38.78	to	38.78
12/31/2020	3,460	77.31	to	77.31	267,503	4.60	0.65	to	0.65	3.31	to	3.31
12/31/2019	862	74.83	to	74.83	64,499	1.49	0.65	to	0.65	21.77	to	21.77
12/31/2018	869	61.45	to	61.45	53,376	0.97	0.65	to	0.65	(16.42)	to	(16.42)
12/31/2017	875	73.52	to	73.52	64,354	1.06	0.65	to	0.65	9.06	to	9.06

Federated Hermes Fund for U.S. Government Securities II
12/31/2021	9,523	22.45	to	22.45	213,836	2.02	0.65	to	0.65	(2.68)	to	(2.68)
12/31/2020	9,524	23.07	to	23.07	219,734	1.83	0.65	to	0.65	4.53	to	4.53
12/31/2019	3,143	22.07	to	22.07	69,369	2.38	0.65	to	0.65	5.21	to	5.21
12/31/2018	3,143	20.98	to	20.98	65,940	2.40	0.65	to	0.65	(0.20)	to	(0.20)
12/31/2017	3,144	21.02	to	21.02	66,080	2.32	0.65	to	0.65	1.27	to	1.27

Federated Hermes Government Money II Service Shares
12/31/2021	1,445	13.24	to	13.24	19,136	-	0.65	to	0.65	(0.64)	to	(0.64)
12/31/2020	1,458	13.33	to	13.33	19,437	0.21	0.65	to	0.65	(0.44)	to	(0.44)
12/31/2019	1,472	13.39	to	13.39	19,715	1.63	0.65	to	0.65	0.99	to	0.99
12/31/2018	1,487	13.26	to	13.26	19,721	1.07	0.65	to	0.65	0.59	to	0.59
12/31/2017	5,962	13.18	to	13.18	78,582	0.30	0.65	to	0.65	(0.33)	to	(0.33)

Federated Hermes High Income Bond II Primary Shares
12/31/2021	2,353	37.60	to	37.60	88,483	4.83	0.65	to	0.65	4.17	to	4.17
12/31/2020	2,353	36.10	to	36.10	84,953	5.83	0.65	to	0.65	4.91	to	4.91
12/31/2019	2,354	34.41	to	34.41	80,995	5.98	0.65	to	0.65	13.80	to	13.80
12/31/2018	2,354	30.23	to	30.23	71,183	7.91	0.65	to	0.65	(3.91)	to	(3.91)
12/31/2017	2,355	31.47	to	31.47	74,097	6.59	0.65	to	0.65	6.25	to	6.25

Federated Hermes Managed Volatility II Primary Shares
12/31/2021	748	33.13	to	33.13	24,775	1.75	0.65	to	0.65	17.75	to	17.75
12/31/2020	749	28.14	to	28.14	21,063	2.54	0.65	to	0.65	0.28	to	0.28
12/31/2019	749	28.06	to	28.06	21,030	2.04	0.65	to	0.65	19.45	to	19.45
12/31/2018	750	23.49	to	23.49	17,627	1.12	0.65	to	0.65	(9.09)	to	(9.09)
12/31/2017	143	25.84	to	25.84	3,686	3.84	0.65	to	0.65	17.35	to	17.35

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Asset Manager Initial Class
12/31/2021	411	$33.55	to	$33.55	$ 13,802	1.64%	1.40%	to	1.40%	8.40%	to	8.40%
12/31/2020	411	30.95	to	30.95	12,736	1.54	1.40	to	1.40	13.28	to	13.28
12/31/2019	412	27.32	to	27.32	11,247	1.82	1.40	to	1.40	16.62	to	16.62
12/31/2018	412	23.43	to	23.43	9,648	1.72	1.40	to	1.40	(6.66)	to	(6.66)
12/31/2017	412	25.10	to	25.10	10,342	1.36	1.40	to	1.40	12.53	to	12.53

Fidelity® VIP Equity-Income Initial Class
12/31/2021	431	46.80	to	46.80	20,151	1.92	1.40	to	1.40	23.17	to	23.17
12/31/2020	431	38.00	to	38.00	16,364	1.84	1.40	to	1.40	5.22	to	5.22
12/31/2019	431	36.11	to	36.11	15,557	2.04	1.40	to	1.40	25.68	to	25.68
12/31/2018	431	28.73	to	28.73	12,382	2.29	1.40	to	1.40	(9.57)	to	(9.57)
12/31/2017	431	31.77	to	31.77	13,696	1.74	1.40	to	1.40	11.34	to	11.34

Fidelity® VIP Government Money Market Initial Class
12/31/2021	2,638	11.70	to	11.70	30,866	0.01	1.40	to	1.40	(1.37)	to	(1.37)
12/31/2020	2,638	11.87	to	11.87	31,304	0.26	1.40	to	1.40	(1.07)	to	(1.07)
12/31/2019	1,878	11.99	to	11.99	22,523	2.00	1.40	to	1.40	0.61	to	0.61
12/31/2018	1,879	11.92	to	11.92	22,395	1.64	1.40	to	1.40	0.24	to	0.24
12/31/2017	1,879	11.89	to	11.89	22,350	0.60	1.40	to	1.40	(0.71)	to	(0.71)

Fidelity® VIP Growth Initial Class
12/31/2021	383	84.50	to	84.50	32,371	-	1.40	to	1.40	21.51	to	21.51
12/31/2020	383	69.54	to	69.54	26,647	0.07	1.40	to	1.40	41.91	to	41.91
12/31/2019	383	49.00	to	49.00	18,784	0.26	1.40	to	1.40	32.46	to	32.46
12/31/2018	383	36.99	to	36.99	14,186	0.24	1.40	to	1.40	(1.55)	to	(1.55)
12/31/2017	384	37.58	to	37.58	14,416	0.22	1.40	to	1.40	33.27	to	33.27

NVIT Emerging Markets Class D Shares
12/31/2021	564	14.15	to	14.15	7,981	0.95	0.65	to	0.65	(8.19)	to	(8.19)
12/31/2020	564	15.41	to	15.41	8,693	1.65	0.65	to	0.65	12.19	to	12.19
12/31/2019	564	13.73	to	13.73	7,749	2.17	0.65	to	0.65	21.79	to	21.79
12/31/2018	564	11.28	to	11.28	6,363	0.35	0.65	to	0.65	(18.24)	to	(18.24)
12/31/2017	564	13.79	to	13.79	7,784	0.97	0.65	to	0.65	40.18	to	40.18

T. Rowe Price All-Cap Opportunities
12/31/2021	390	84.51	to	84.51	32,929	-	1.40	to	1.40	19.13	to	19.13
12/31/2020	390	70.94	to	70.94	27,649	-	1.40	to	1.40	42.38	to	42.38
12/31/2019	390	49.82	to	49.82	19,426	0.42	1.40	to	1.40	33.07	to	33.07
12/31/2018	390	37.44	to	37.44	14,604	0.16	1.40	to	1.40	(0.25)	to	(0.25)
12/31/2017	390	37.53	to	37.53	14,646	0.05	1.40	to	1.40	32.58	to	32.58

T. Rowe Price Equity Income Service Class
12/31/2021	708	50.27	to	50.27	35,579	1.58	1.40	to	1.40	23.82	to	23.82
12/31/2020	708	40.60	to	40.60	28,743	2.36	1.40	to	1.40	(0.21)	to	(0.21)
12/31/2019	708	40.69	to	40.69	28,814	2.33	1.40	to	1.40	24.65	to	24.65
12/31/2018	708	32.64	to	32.64	23,123	2.02	1.40	to	1.40	(10.76)	to	(10.76)
12/31/2017	709	36.58	to	36.58	25,920	1.76	1.40	to	1.40	14.42	to	14.42

T. Rowe Price International Stock
12/31/2021	1,392	23.29	to	23.29	32,427	0.58	1.40	to	1.40	(0.08)	to	(0.08)
12/31/2020	1,392	23.31	to	23.31	32,460	0.59	1.40	to	1.40	12.87	to	12.87
12/31/2019	1,393	20.65	to	20.65	28,768	2.46	1.40	to	1.40	26.01	to	26.01
12/31/2018	1,393	16.39	to	16.39	22,838	1.35	1.40	to	1.40	(15.40)	to	(15.40)
12/31/2017	1,394	19.37	to	19.37	27,004	0.90	1.40	to	1.40	26.12	to	26.12

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock Global Real Estate Securities Initial Class
12/31/2021	699	$61.73	to	$61.73	$ 43,133	2.51%	0.65%	to	0.65%	25.41%	to	25.41%
12/31/2020	699	49.23	to	49.23	34,398	12.53	0.65	to	0.65	(0.96)	to	(0.96)
12/31/2019	699	49.70	to	49.70	34,736	0.91	0.65	to	0.65	24.38	to	24.38
12/31/2018	699	39.96	to	39.96	27,931	8.73	0.65	to	0.65	(10.67)	to	(10.67)
12/31/2017	699	44.73	to	44.73	31,273	3.66	0.65	to	0.65	10.60	to	10.60

TA BlackRock Government Money Market Initial Class
12/31/2021	2,072	0.93	to	0.93	1,922	-	1.40	to	1.40	(1.38)	to	(1.38)
12/31/2020	2,073	0.94	to	0.94	1,949	0.29	1.40	to	1.40	(1.10)	to	(1.10)
12/31/2019	2,073	0.95	to	0.95	1,971	1.95	1.40	to	1.40	0.57	to	0.57
12/31/2018	2,073	0.95	to	0.95	1,960	1.79	1.40	to	1.40	0.39	to	0.39
12/31/2017	2,073	0.94	to	0.94	1,953	0.01	1.40	to	1.40	(1.37)	to	(1.37)

TA JPMorgan Enhanced Index Initial Class
12/31/2021	2,694	60.40	to	60.40	162,736	0.79	0.65	to	0.65	29.28	to	29.28
12/31/2020	2,695	46.72	to	46.72	125,899	1.70	0.65	to	0.65	19.39	to	19.39
12/31/2019	9,980	39.13	to	39.13	390,520	1.20	0.65	to	0.65	30.19	to	30.19
12/31/2018	9,981	30.06	to	30.06	299,998	1.12	0.65	to	0.65	(6.62)	to	(6.62)
12/31/2017	9,982	32.19	to	32.19	321,311	0.57	0.65	to	0.65	20.37	to	20.37

TA Multi-Managed Balanced Initial Class
12/31/2021	58,294	3.18	to	3.18	185,561	1.15	0.65	to	0.65	16.28	to	16.28
12/31/2020	58,958	2.74	to	2.74	161,397	1.58	0.65	to	0.65	15.15	to	15.15
12/31/2019	59,667	2.38	to	2.38	141,848	1.65	0.65	to	0.65	20.98	to	20.98
12/31/2018	60,422	1.97	to	1.97	118,731	1.53	0.65	to	0.65	(4.28)	to	(4.28)
12/31/2017	54,817	2.05	to	2.05	112,539	0.86	0.65	to	0.65	13.40	to	13.40

TA Small/Mid Cap Value Initial Class
12/31/2021	553	117.05	to	117.05	64,682	0.65	0.65	to	0.65	27.30	to	27.30
12/31/2020	581	91.95	to	91.95	53,410	1.20	0.65	to	0.65	3.37	to	3.37
12/31/2019	611	88.96	to	88.96	54,357	0.97	0.65	to	0.65	24.47	to	24.47
12/31/2018	643	71.47	to	71.47	45,980	1.08	0.65	to	0.65	(12.03)	to	(12.03)
12/31/2017	725	81.24	to	81.24	58,927	1.12	0.65	to	0.65	14.81	to	14.81

TA TS&W International Equity Initial Class
12/31/2021	1,306	24.12	to	24.12	31,508	1.82	0.65	to	0.65	12.68	to	12.68
12/31/2020	1,306	21.41	to	21.41	27,967	3.18	0.65	to	0.65	5.85	to	5.85
12/31/2019	1,307	20.22	to	20.22	26,425	1.44	0.65	to	0.65	20.28	to	20.28
12/31/2018	1,307	16.81	to	16.81	21,974	2.27	0.65	to	0.65	(16.07)	to	(16.07)
12/31/2017	2,209	20.03	to	20.03	44,253	2.19	0.65	to	0.65	22.12	to	22.12

TA WMC US Growth Initial Class
12/31/2021	595	47.23	to	47.23	28,119	0.08	0.65	to	0.65	19.89	to	19.89
12/31/2020	629	39.39	to	39.39	24,761	0.11	0.65	to	0.65	36.41	to	36.41
12/31/2019	664	28.88	to	28.88	19,177	0.13	0.65	to	0.65	39.14	to	39.14
12/31/2018	702	20.75	to	20.75	14,572	0.60	0.65	to	0.65	(0.44)	to	(0.44)
12/31/2017	418	20.85	to	20.85	8,706	0.43	0.65	to	0.65	28.36	to	28.36

Wanger International
12/31/2021	2,442	93.55	to	93.55	228,417	0.55	0.65	to	0.65	18.04	to	18.04
12/31/2020	2,442	79.25	to	79.25	193,542	2.00	0.65	to	0.65	13.63	to	13.63
12/31/2019	2,443	69.75	to	69.75	170,374	0.85	0.65	to	0.65	29.15	to	29.15
12/31/2018	2,443	54.01	to	54.01	131,952	2.03	0.65	to	0.65	(18.23)	to	(18.23)
12/31/2017	2,444	66.05	to	66.05	161,426	1.22	0.65	to	0.65	32.06	to	32.06

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Wanger USA
12/31/2021	641	$115.33	to	$115.33	$ 73,934	0.76%	0.65%	to	0.65%	8.20%	to	8.20%
12/31/2020	660	106.59	to	106.59	70,347	-	0.65	to	0.65	23.43	to	23.43
12/31/2019	681	86.36	to	86.36	58,783	0.26	0.65	to	0.65	30.26	to	30.26
12/31/2018	703	66.30	to	66.30	46,589	0.09	0.65	to	0.65	(2.10)	to	(2.10)
12/31/2017	538	67.72	to	67.72	36,462	-	0.65	to	0.65	18.81	to	18.81

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.